Earnings Per Ordinary Share	12 Months Ended
Sep. 30, 2016
Earnings Per Ordinary Share [Abstract]
EARNINGS PER ORDINARY SHARE

NOTE 22. EARNINGS PER ORDINARY SHARE

	For the years ended September 30,
	2016	2015	2014
Numerator used in basic net income per share:
Net Income (loss)	$(160,000)	$1,027,000	$(1,000)
Shares
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,405,000
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	1,405,000	1,405,000	1,405,000
Loss per ordinary share- basic and diluted	$(0.11)	$0.73	$(0.00)

As of September 30, 2016, the Company had zero restricted shares and 12,334 outstanding options that could potentially dilute basic income per share in the future, but which were excluded in the computation of diluted income/loss per share in the periods presented, as their effect would have been anti-dilutive since the grant price of these restricted shares and the exercise price of these option were higher than the average market price during period presented.